Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis

	September 30, 2022	Quoted Prices In Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account - U.S. Money Market Fund	$1,523		$1,523	$—	$—
Investments held in trust account - U.S. Treasury Securities	347,126,365		347,126,365	—	—

Total Investments held in Trust Account	$347,127,888		$347,127,888	$—	$—

Warrant liabilities – Public warrants	$1,121,250	$		$1,121,250	$—
Warrant liabilities – Private warrants	814,666		—	—	814,666
Convertible Note – April 1, 2022	241,000		—	—	241,000
Convertible Note – September 6, 2022	241,000		—	—	241,000

Total Warrant liabilities	$2,417,916	$		$1,121,250	$1,296,666

	December 31 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account - U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account - U.S. Treasury Securities	345,105,197	—	345,105,197	—

Total Investments held in Trust Account	$345,105,681	$484	$345,105,197	$—

Warrant liabilities – Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities – Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account- U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account- U.S. Treasure Securities	345,105,197	—	345,105,197	—

Total Investments held in Trust Account	$345,105,681	$484	$345,105,197	$—

Warrant liabilities - Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities - Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

Schedule of quantitative information regarding Level 3 fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

	At September 30, 2022	At December 31, 2021
Share price	$9.91	$9.68
Strike price	$11.50	$11.50
Term (in years)	0.42	0.50
Volatility	de minimis	10.5%
Risk-free rate	4.0%	1.30%
Dividend yield	0.0%	0.0%

	At March 2, 2021 (Initial Measurement)	At December 31, 2021
Share price	$10.16	$9.68
Strike price	$11.50	$11.50
Term (in years)	5.0	0.50
Volatility	17.0%	10.5%
Risk-free rate	0.88%	1.30%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(2,760,000)	(2,005,334)	(4,765,334)

Fair value as of June 30, 2022	2,156,250	1,566,666	3,722,916
Change in valuation inputs or other assumptions	(1,035,000)	(752,000)	(1,787,000)

Fair value as of September 30, 2022	$1,121,250	$814,666	$1,935,916

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(1,035,000)	(752,000)	(1,787,000)

Fair value as of June 30, 2021	9,315,000	6,768,000	16,083,000
Change in valuation inputs or other assumptions	(3,536,250)	(2,569,333)	(6,105,583)

Fair value as of September 30, 2021	$5,778,750	$4,198,667	$9,977,417

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(5,433,750)	(3,948,000)	(9,381,750)

Fair value as of December 31, 2021	$4,916,250	$3,572,000	$8,488,250

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(10,350,000)	(10,350,000)
Change in fair value	(3,948,000)	—	(3,948,000)

Fair value as of December 31, 2021	$3,572,000	$—	$3,572,000

Schedule of changes in the fair value of level 3 warrant liabilities
The following table presents a summary of the changes in the fair value of level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,005,334)	—	(2,005,334)

Fair value as of June 30, 2022	1,566,666	—	1,566,666
Change in fair value	(752,000)	—	(752,000)

Fair value as of September 30, 2022	$814,666	$—	$814,666

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(7,935,000)	(7,935,000)
Change in fair value	(752,000)	(2,415,000)	(752,000)

Fair value as of June 30, 2021	6,768,000	—	6,768,000
Change in fair value	(3,321,333)	—	(3,321,333)

Fair value as of September 30, 2021	$4,198,667	$—	$4,198,667